INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS
Deferred tax assets:
Net operating tax carry forwards	$4,329,384
Other	(0)
Gross deferred tax assets	4,329,384
Valuation allowance	(4,329,384)
Net deferred tax assets	$(0)